REICH & TANG ASSET MANAGEMENT L.P.
                                600 Fifth Avenue
                            New York, NY 10020-2302




November 6, 1997




VIA EDGAR TRANSMISSION


Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Tax Exempt Proceeds Fund, Inc.
     Registration Statement No. 11
     File No. 33-25747

Dear Sir or Madam:

As sponsor of the above-referenced Fund, we are writing this letter to certify that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) of the Securities Act of 1933, do not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement"), and

(2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 28, 1997 and became effective on November 1, 1997 pursuant to Rule 485(b).


Tax Exempt Proceeds Fund, Inc.




REICH & TANG ASSET MANAGEMENT L.P.
     By: REICH & TANG ASSET MANAGEMENT, INC., AS
         General Partner

BY:/s/ Bernadette N. Finn
       Authorized Signatory



CC:  Battle Fowler LLP